Strategic Agreements - Takeda Agreement (Detail) - Infinity Pharmaceuticals Inc [Member] - Takeda Pharmaceutical Company Limited [Member]	Mar. 04, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
From the Takeda Amendment Effective Date until June 30, 2022	145.00%
From July 1, 2022 through June 30, 2023	155.00%
From July 1, 2023 through June 30, 2024	165.00%
From July 1, 2024 through June 30, 2025	175.00%